Nuveen Global Infrastructure Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 90.0%
	Commercial Services & Supplies – 3.0%
284,706	Biffa PLC, 144A, (2)	$1,044,038
983	Casella Waste Systems Inc, (2)	62,489
1,324,404	China Everbright Environment Group Ltd, (3)	899,036
924,949	Cleanaway Waste Management Ltd, (3)	1,552,919
48,649	Republic Services Inc	4,833,278
76,546	Waste Connections Inc	8,265,437
17,391	Waste Management Inc	2,243,787
	Total Commercial Services & Supplies	18,900,984
	Construction & Engineering – 4.8%
28,324	Ameresco Inc, (2)	1,377,396
54,246	Eiffage SA, (3)	5,423,979
250,415	Ferrovial SA, (3)	6,543,577
156,038	Vantage Towers AG, (2)	4,391,659
118,805	Vinci SA, (3)	12,168,218
	Total Construction & Engineering	29,904,829
	Diversified Financial Services – 0.2%
963,123	Cordiant Digital Infrastructure Ltd, 144A, (2)	1,317,138
	Diversified Telecommunication Services – 2.6%
114,783	Cellnex Telecom SA, 144A, (3)	6,617,034
1,096,952	HKBN Ltd, (3)	1,597,792
409,217	Infrastrutture Wireless Italiane SpA, 144A, (3)	4,557,589
3,884,015	NetLink NBN Trust, (3)	2,730,542
47,618	Radius Global Infrastructure Inc, (2)	699,984
	Total Diversified Telecommunication Services	16,202,941
	Electric Utilities – 19.7%
17,991	Alliant Energy Corp	974,393
210,097	Alupar Investimento SA	957,421
18,987	American Electric Power Co Inc	1,608,199
1,385,978	AusNet Services, (3)	1,937,245
353,530	CK Infrastructure Holdings Ltd, (3)	2,107,609
75,509	Duke Energy Corp	7,288,884
7,054	Edison International	413,364
451,165	EDP - Energias de Portugal SA, (3)	2,576,906
116,210	Electricite de France SA, (3)	1,558,866

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
7,548	Elia Group SA/NV, (3)	$831,246
45,416	Endesa SA, (3)	1,203,631
722,344	Enel SpA, (3)	7,185,409
36,716	Entergy Corp	3,652,141
44,211	Evergy Inc	2,631,881
45,438	Eversource Energy	3,934,476
33,478	Fortis Inc/Canada	1,452,658
936,931	Iberdrola SA, (3)	12,092,894
337,730	Neoenergia SA	999,033
349,782	NextEra Energy Inc	26,447,017
7,175	OGE Energy Corp	232,183
34,732	Orsted AS, 144A, (3)	5,608,015
464,388	Power Grid Corp of India Ltd, (3)	1,372,108
171,344	Southern Co	10,650,743
265,083	Spark Infrastructure Group, (3)	438,078
262,633	SSE PLC, (3)	5,266,048
959,203	Terna Rete Elettrica Nazionale SpA, (3)	7,243,982
81,310	Transmissora Alianca de Energia Eletrica SA	562,228
158,491	Xcel Energy Inc	10,541,236
	Total Electric Utilities	121,767,894
	Gas Utilities – 1.1%
102,183	APA Group, (3)	780,222
801,421	China Gas Holdings Ltd, (3)	3,290,378
182,796	China Resources Gas Group Ltd, (3)	1,014,592
27,120	Enagas SA, (3)	590,425
203,376	Snam SpA, (3)	1,127,503
	Total Gas Utilities	6,803,120
	Independent Power & Renewable Electricity Producers – 1.4%
117,868	Clearway Energy Inc	3,316,806
114,135	EDP Renovaveis SA, (3)	2,436,620
17,238	NextEra Energy Partners LP	1,256,306
215,352	Omega Geracao SA, (2)	1,503,617
11,504	Scatec ASA, 144A, (3)	348,572
6,201	Solarpack Corp Tecnologica SA, (2), (3)	152,325
	Total Independent Power & Renewable Electricity Producers	9,014,246
	IT Services – 0.2%
7,450	GDS Holdings Ltd, ADR, (2)	604,120
61,778	NEXTDC Ltd, (2), (3)	492,040
	Total IT Services	1,096,160

Shares	Description (1)	Value
	Machinery – 0.2%
37,934	Evoqua Water Technologies Corp, (2)	$997,664
	Media – 0.2%
3,882,121	Converge ICT Solutions Inc, (2)	1,495,661
	Multi-Utilities – 8.6%
34,744	ACEA SpA, (3)	759,363
30,235	Brookfield Infrastructure Partners LP	1,610,014
146,062	CenterPoint Energy Inc	3,308,304
127,518	Dominion Energy Inc	9,686,267
24,633	DTE Energy Co	3,279,638
605,772	Engie SA, (3)	8,605,182
863,540	EON SE, (3)	10,063,668
245,608	Iren SpA, (3)	679,272
24,881	National Grid PLC, Sponsored ADR	1,473,950
97,957	NiSource Inc	2,361,743
135,846	RWE AG, (3)	5,330,836
14,081	Sempra Energy	1,866,859
44,359	WEC Energy Group Inc	4,151,559
	Total Multi-Utilities	53,176,655
	Oil, Gas & Consumable Fuels – 12.3%
117,801	Cheniere Energy Inc, (2)	8,482,850
458,741	Enbridge Inc	16,698,172
179,320	Enterprise Products Partners LP	3,948,626
204,271	Gibson Energy Inc	3,619,890
303,573	Kinder Morgan Inc	5,054,490
21,872	Koninklijke Vopak NV, (3)	1,088,295
48,124	Magellan Midstream Partners LP	2,086,657
65,922	Pembina Pipeline Corp	1,904,169
208,607	Plains GP Holdings LP	1,960,906
467,257	TC Energy Corp	21,420,129
423,246	Williams Cos Inc	10,026,698
	Total Oil, Gas & Consumable Fuels	76,290,882
	Road & Rail – 5.5%
35,256	Canadian National Railway Co	4,088,991
16,122	Canadian Pacific Railway Ltd	6,114,913
83,666	CSX Corp	8,067,076
26,673	East Japan Railway Co, (3)	1,896,646
26,651	Kansas City Southern	7,033,732
29,854	Union Pacific Corp	6,580,120
	Total Road & Rail	33,781,478

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure – 27.5%
130,680	Aena SME SA, 144A, (3)	$21,201,274
67,860	Aeroports de Paris, (3)	8,095,609
101,451	ASTM SpA, (2), (3)	3,065,744
657,626	Atlantia SpA, (2), (3)	12,306,955
1,729,328	Atlas Arteria Ltd, (3)	7,847,347
2,034,793	Auckland International Airport Ltd, (2), (3)	11,172,238
2,432,457	China Merchants Port Holdings Co Ltd, (3)	3,740,158
1,251,099	COSCO SHIPPING Ports Ltd, (3)	912,984
354,370	Enav SpA, 144A, (3)	1,722,516
43,181	Flughafen Wien AG, (3)	1,477,713
34,234	Flughafen Zurich AG, (3)	5,632,467
54,032	Fraport AG Frankfurt Airport Services Worldwide, (3)	3,282,790
483,675	Getlink SE, (3)	7,414,494
126,421	Grupo Aeroportuario del Centro Norte SAB de CV, ADR, (2), (4)	6,386,789
87,449	Grupo Aeroportuario del Pacifico SAB de CV, ADR, (2), (4)	9,198,760
13,991	Grupo Aeroportuario del Sureste SAB de CV, ADR, (2)	2,487,460
1,273,370	International Container Terminal Services Inc, (3)	3,183,305
13,029	Japan Airport Terminal Co Ltd, (2), (3)	642,591
325,938	Jiangsu Expressway Co Ltd, (3)	405,899
287,973	Kamigumi Co Ltd, (3)	5,463,100
149,433	Macquarie Infrastructure Corp	4,753,464
663,787	Port of Tauranga Ltd, (3)	3,578,381
450,993	Promotora y Operadora de Infraestructura SAB de CV	3,442,105
67,196	Promotora y Operadora de Infraestructura SAB de CV	341,906
726,337	Qube Holdings Ltd, (3)	1,658,143
3,673,205	Sydney Airport, (2), (3)	17,356,774
2,281,923	Transurban Group, (3)	23,198,517
19,609	Westshore Terminals Investment Corp	302,709
	Total Transportation Infrastructure	170,272,192
	Water Utilities – 2.7%
42,603	American Water Works Co Inc	6,387,042
48,504	Essential Utilities Inc	2,170,554
834,515	Guangdong Investment Ltd, (3)	1,363,494
25,983	Pennon Group PLC, (3)	349,152

Shares	Description (1)	Value
	Water Utilities (continued)
195,875	Severn Trent PLC, (3)	$6,230,276
	Total Water Utilities	16,500,518
	Total Common Stocks (cost $454,846,567)	557,522,362

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 8.0%
	Health Care – 0.5%
108,433	Medical Properties Trust Inc	$2,307,454
355,804	Parkway Life Real Estate Investment Trust, (3)	1,080,024
	Total Health Care	3,387,478
	Specialized – 7.5%
86,235	American Tower Corp	20,615,339
5,584	CoreSite Realty Corp	669,242
22,605	Crown Castle International Corp	3,890,999
50,637	CyrusOne Inc	3,429,138
3,063	Digital Realty Trust Inc	431,393
4,421	Equinix Inc	3,004,467
35,774	QTS Realty Trust Inc, Class A	2,219,419
43,346	SBA Communications Corp	12,030,682
	Total Specialized	46,290,679
	Total Real Estate Investment Trust Common Stocks (cost $45,067,464)	49,678,157

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.4%
589,259	3i Infrastructure PLC	$2,408,303
	Total Investment Companies (cost $2,174,932)	2,408,303

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Gas Utilities – 0.0%
295,132	Snam SpA, (5)	$346
	Total Common Stock Rights (cost $-)	346
	Total Long-Term Investments (cost $502,088,963)	609,609,168

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.6%
	MONEY MARKET FUNDS – 0.6%
3,461,439	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.030% (7)	$3,461,439
	Total Investments Purchased with Collateral from Securities Lending (cost $3,461,439)		3,461,439

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
$9,662	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $9,661,950, collateralized by $9,547,800, U.S. Treasury Notes, 1.375%, due 1/31/25, value $9,855,258	0.000%	4/01/21	$9,661,950
	Total Short-Term Investments (cost $9,661,950)			9,661,950
	Total Investments (cost $515,212,352) – 100.6%			622,732,557
	Other Assets Less Liabilities – (0.6)%			(3,565,748)
	Net Assets – 100%			$619,166,809
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$276,051,779	$281,470,583	$ —	$557,522,362
Real Estate Investment Trust Common Stocks	48,598,133	1,080,024	—	49,678,157
Investment Companies	2,408,303	—	—	2,408,303
Common Stock Rights	—	—	346	346
Investments Purchased with Collateral from Securities Lending	3,461,439	—	—	3,461,439
Short-Term Investments:
Repurchase Agreements	—	9,661,950	—	9,661,950
Total	$330,519,654	$292,212,557	$346	$622,732,557

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,442,946.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Real Asset Income Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.6%
	COMMON STOCKS – 23.7%
	Air Freight & Logistics – 0.3%
99,352	Oesterreichische Post AG, (2), (3)	$4,347,534
	Commercial Services & Supplies – 0.3%
5,971,877	China Everbright Environment Group Ltd, (2)	4,053,847
	Diversified Financial Services – 0.2%
2,428,606	Sdcl Energy Efficiency Income Trust PLC	3,749,843
	Diversified Telecommunication Services – 1.3%
3,715,214	HKBN Ltd, (2)	5,411,485
1,108,511	HKT Trust & HKT Ltd, (2)	1,582,245
17,615,894	NetLink NBN Trust, (2)	12,384,332
	Total Diversified Telecommunication Services	19,378,062
	Electric Utilities – 5.7%
5,202,046	AusNet Services, (2)	7,271,139
59,890	CEZ AS, (2)	1,480,114
479,734	Cia de Transmissao de Energia Eletrica Paulista	2,158,895
199,670	CK Infrastructure Holdings Ltd, (2)	1,190,355
53,204	Edison International	3,117,754
132,269	Emera Inc	5,886,691
328,778	Endesa SA, (2)	8,713,392
269,004	Enel Chile SA, ADR, (3)	1,054,496
246,187	OGE Energy Corp	7,966,611
604,324	Power Assets Holdings Ltd, (2)	3,576,982
160,942	PPL Corp	4,641,567
463,644	Red Electrica Corp SA, (2)	8,224,083
6,051,400	Spark Infrastructure Group, (2)	10,000,581
870,573	SSE PLC, (2)	17,455,838
447,834	Transmissora Alianca de Energia Eletrica SA	3,096,604
	Total Electric Utilities	85,835,102
	Equity Real Estate Investment Trust – 0.1%
156,343	Nexus Real Estate Investment Trust	1,045,024
	Gas Utilities – 2.8%
384,123	AltaGas Ltd	6,400,522
212,429	APA Group, (2)	1,622,010

Shares	Description (1)	Value
	Gas Utilities (continued)
569,326	Enagas SA, (2)	$12,394,713
506,314	Italgas SpA, (2)	3,288,050
192,682	Naturgy Energy Group SA, (2)	4,730,880
1,989,869	Snam SpA, (2)	11,031,699
133,553	South Jersey Industries Inc	3,015,627
	Total Gas Utilities	42,483,501
	Health Care Providers & Services – 0.3%
270,951	Chartwell Retirement Residences	2,524,736
214,218	Sienna Senior Living Inc	2,440,998
	Total Health Care Providers & Services	4,965,734
	Independent Power & Renewable Electricity Producers – 1.3%
141,820	Atlantica Sustainable Infrastructure PLC	5,194,866
1,824	Canadian Solar Infrastructure Fund Inc, (2)	2,082,395
8,048	Clearway Energy Inc	226,471
44,029	Clearway Energy Inc	1,167,209
665,673	TransAlta Renewables Inc	10,895,913
	Total Independent Power & Renewable Electricity Producers	19,566,854
	Industrial Conglomerates – 0.0%
394,599	NWS Holdings Ltd, (2)	418,325
	Multi-Utilities – 2.0%
45,944	ACEA SpA, (2)	1,004,149
148,240	Canadian Utilities Ltd	3,979,961
473,522	Engie SA, (2)	6,726,529
54,527	EON SE, (2)	635,456
120,772	National Grid PLC, Sponsored ADR	7,154,533
2,790,025	REN - Redes Energeticas Nacionais SGPS SA, (2)	7,786,414
861,873	Vector Ltd, (2)	2,439,327
	Total Multi-Utilities	29,726,369
	Oil, Gas & Consumable Fuels – 5.1%
250,098	Enbridge Inc	9,103,567
456,464	Enterprise Products Partners LP	10,051,337
394,716	Gibson Energy Inc	6,994,768
461,742	Kinder Morgan Inc	7,688,004
114,189	Magellan Midstream Partners LP	4,951,235
184,042	Pembina Pipeline Corp	5,316,086
377,113	Plains GP Holdings LP	3,544,862
169,551	TC Energy Corp	7,772,606
870,506	Williams Cos Inc	20,622,287

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
264,391	Z Energy Ltd, (2), (4)	$523,173
	Total Oil, Gas & Consumable Fuels	76,567,925
	Real Estate Management & Development – 2.8%
688,744	Amot Investments Ltd, (2)	3,688,462
32	Ascendas India Trust, (2)	35
364,044	Cibus Nordic Real Estate AB, (2)	6,838,171
96,622	Citycon Oyj, (2)	803,876
23,076	CK Asset Holdings Ltd, (2)	140,477
1,211,299	Corp Inmobiliaria Vesta SAB de CV	2,536,442
248,214	DIC Asset AG, (2)	4,299,714
374,249	Dios Fastigheter AB	3,076,800
404,019	Hongkong Land Holdings Ltd, (2)	1,987,042
96,259	Kennedy-Wilson Holdings Inc	1,945,394
5,715,127	Land & Houses PCL	1,567,666
1,628,500	New World Development Co Ltd, (2)	8,459,535
4,748,918	Sino Land Co Ltd, (2)	6,627,454
	Total Real Estate Management & Development	41,971,068
	Road & Rail – 0.3%
1,721,665	Aurizon Holdings Ltd, (2)	5,116,303
	Thrifts & Mortgage Finance – 0.1%
875,944	Real Estate Credit Investments Ltd/Fund, (3)	1,672,492
	Transportation Infrastructure – 0.6%
365,504	Atlas Arteria Ltd, (2)	1,658,585
2,005,177	China Merchants Port Holdings Co Ltd, (2)	3,083,170
2,257,386	COSCO SHIPPING Ports Ltd, (2)	1,647,317
73,664	Dalrymple Bay Infrastructure Ltd, (4)	123,093
1,453,512	Jiangsu Expressway Co Ltd, (2)	1,810,096
	Total Transportation Infrastructure	8,322,261
	Water Utilities – 0.5%
734,120	Guangdong Investment Ltd, (2)	1,199,461
778,212	Inversiones Aguas Metropolitanas SA	610,312
473,027	United Utilities Group PLC, (2)	6,044,522
	Total Water Utilities	7,854,295
	Total Common Stocks (cost $315,228,658)	357,074,539

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 23.6%
	Diversified – 3.8%
1,357,565	Abacus Property Group, (2)	$2,908,472
335,369	Broadstone Net Lease Inc	6,137,253
1,165,685	Charter Hall Long Wale REIT, (2)	4,192,952
14,847	Cofinimmo SA, (2)	2,161,612
1,207,671	GPT Group, (2)	4,236,492
1,023,913	Growthpoint Properties Australia Ltd, (2)	2,709,783
383,174	Home Reit PLC	602,197
1,483	Hulic Reit Inc, (2)	2,326,272
66,279	ICADE, (2)	4,841,802
2,669,648	LXI REIT Plc, (2)	4,638,670
4,493,157	Mapletree North Asia Commercial Trust, (2)	3,547,553
1,766,068	Mirvac Group, (2)	3,368,965
12	Nomura Real Estate Master Fund Inc, (2)	18,067
6,878	Star Asia Investment Corp, (2)	3,277,466
1,372,550	Stockland, (2)	4,607,543
465,479	Stride Property Group, (2)	741,845
69,782	VEREIT Inc	2,694,981
90,341	Washington Real Estate Investment Trust	1,996,536
43,175	WP Carey Inc	3,055,063
	Total Diversified	58,063,524
	Health Care – 4.2%
95,163	CareTrust REIT Inc	2,215,870
404,841	Global Medical REIT Inc	5,307,466
171,165	Healthcare Trust of America Inc	4,720,731
10,009	LTC Properties Inc	417,576
781,348	Medical Properties Trust Inc	16,627,085
731,219	NorthWest Healthcare Properties Real Estate Investment Trust	7,523,404
300,789	Omega Healthcare Investors Inc	11,017,901
599,433	Physicians Realty Trust	10,591,981
253,756	Sabra Health Care REIT Inc	4,405,204
	Total Health Care	62,827,218
	Hotels – 1.1%
492,590	MGM Growth Properties LLC	16,068,286
	Industrial – 3.5%
883,763	APN Industria REIT, (2)	1,982,657
954,931	Ascendas Real Estate Investment Trust, (2)	2,169,231
3,000,790	Centuria Industrial REIT, (2)	7,588,955
1,212,894	Dream Industrial Real Estate Investment Trust	12,952,206

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Industrial (continued)
1,270,957	ESR-REIT, (2)	$369,389
2,254,195	Frasers Logistics & Commercial Trust, (2)	2,434,916
46,150	Industrial Logistics Properties Trust	1,067,450
22,266	Mapletree Logistics Trust, (2)	32,016
991,381	PLA Administradora Industrial S de RL de CV	1,463,341
322,250	STAG Industrial Inc	10,830,822
2,277,833	Urban Logistics REIT PLC	4,647,524
1,557,992	Warehouse Reit PLC	2,706,287
310,733	WPT Industrial Real Estate Investment Trust	4,692,068
	Total Industrial	52,936,862
	Mortgage – 0.8%
123,392	Ares Commercial Real Estate Corp	1,692,938
136,985	Blackstone Mortgage Trust Inc	4,246,535
132,373	KKR Real Estate Finance Trust Inc	2,434,340
86,104	Nexpoint Real Estate Finance Inc	1,599,812
81,876	Starwood Property Trust Inc	2,025,612
33,382	TPG RE Finance Trust Inc	373,878
	Total Mortgage	12,373,115
	Office – 3.2%
11,685	Brandywine Realty Trust	150,853
1,327,117	Centuria Office REIT, (2)	2,029,572
20,541	Columbia Property Trust Inc	351,251
83,438	Covivio, (2)	7,136,321
318,869	Dexus, (2)	2,371,000
100,080	Dream Office Real Estate Investment Trust	1,685,122
162,505	Easterly Government Properties Inc	3,368,729
3,761,273	GDI Property Group, (2)	3,062,996
147,528	Globalworth Real Estate Investments Ltd	1,038,037
1,001	Highwoods Properties Inc	42,983
157,062	Intervest Offices & Warehouses NV, (2)	3,895,430
19,719	Invesco Office J-Reit Inc, (2)	3,114,589
109	Japan Excellent Inc, (2)	141,419
130,773	NSI NV	5,183,483
262,345	Piedmont Office Realty Trust Inc	4,556,933
174,775	Postal Realty Trust Inc	3,002,634
659,219	True North Commercial Real Estate Investment Trust	3,603,751

Shares	Description (1)	Value
	Office (continued)
65,627	Vornado Realty Trust	$2,978,810
	Total Office	47,713,913
	Residential – 0.3%
51,546	Apartment Income REIT Corp	2,204,107
120,386	BSR Real Estate Investment Trust	1,318,227
409	Kenedix Residential Next Investment Corp, (2)	798,911
	Total Residential	4,321,245
	Retail – 5.5%
6,625	Altarea SCA, (2)	1,203,435
679,646	APN Convenience Retail REIT, (2)	1,767,199
25,792	Brixmor Property Group Inc	521,772
5,733,749	CapitaLand China Trust, (2)	5,852,388
577,126	Choice Properties Real Estate Investment Trust	6,227,285
23,462	Federal Realty Investment Trust	2,380,220
5,622,200	Fortune Real Estate Investment Trust, (2)	5,399,234
4,493,270	Frasers Centrepoint Trust, (2)	8,237,000
737	Kenedix Retail REIT Corp, (2)	1,792,396
195,431	National Retail Properties Inc	8,612,644
3,648	NETSTREIT Corp	67,451
45,128	Regency Centers Corp	2,559,209
748,698	RioCan Real Estate Investment Trust	11,593,589
3,605	Saul Centers Inc	144,597
1,442,023	Scentre Group, (2)	3,104,811
132,247	Simon Property Group Inc	15,045,741
150,782	Spirit Realty Capital Inc	6,408,235
1,325,087	Waypoint REIT, (2)	2,533,049
	Total Retail	83,450,255
	Specialized – 1.2%
319,672	Automotive Properties Real Estate Investment Trust	2,910,040
287,535	CatchMark Timber Trust Inc	2,927,106
436,570	Charter Hall Social Infrastructure REIT, (2)	1,033,916
8,079	Four Corners Property Trust Inc	221,365
133,583	Gaming and Leisure Properties Inc	5,667,927
176,587	VICI Properties Inc	4,986,817
	Total Specialized	17,747,171
	Total Real Estate Investment Trust Common Stocks (cost $304,665,065)	355,501,589

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 15.3%
	Diversified Financial Services – 0.1%
51,501	Brookfield Finance Inc	4.625%	BBB	$1,251,989
32,284	National Rural Utilities Cooperative Finance Corp	5.500%	A3	853,266
	Total Diversified Financial Services			2,105,255
	Electric Utilities – 2.1%
105,219	DTE Energy Co	4.375%	BBB-	2,644,153
28,530	Duke Energy Corp, (3)	5.750%	BBB-	788,855
38,311	Entergy Arkansas LLC	4.875%	A	973,866
35,327	Entergy Texas Inc	5.375%	BBB-	953,476
118,281	Georgia Power Co	5.000%	BBB	3,149,823
238,599	Integrys Holding Inc, (2), (4)	6.000%	BBB	6,227,434
57,481	NextEra Energy Capital Holdings Inc	5.250%	BBB	1,457,718
164,809	Southern Co	5.250%	BBB	4,199,333
5,673	Southern Co	5.250%	BBB	150,051
204,046	Southern Co	4.950%	BBB	5,370,491
204,457	Southern Co	4.200%	BBB	5,080,756
	Total Electric Utilities			30,995,956
	Equity Real Estate Investment Trust – 8.5%
84,632	American Homes 4 Rent	6.500%	BB	2,142,036
156,241	American Homes 4 Rent	6.350%	BB	3,962,272
143,259	American Homes 4 Rent	5.875%	BB	3,701,812
184,258	American Homes 4 Rent	5.875%	BB	4,787,023
5,386	American Homes 4 Rent	6.250%	Ba1	144,883
165,449	Armada Hoffler Properties Inc	6.750%	N/R	4,384,398
273,978	Centerspace	6.625%	N/R	7,252,198
186,655	City Office REIT Inc, (3)	6.625%	N/R	4,854,896
135,776	DiamondRock Hospitality Co	8.250%	N/R	3,812,590
159,538	Digital Realty Trust Inc	5.250%	Baa3	4,230,948
53,988	Digital Realty Trust Inc	6.625%	Baa3	1,368,596
102,058	Digital Realty Trust Inc	5.850%	Baa3	2,834,151
150,942	Digital Realty Trust Inc	5.200%	Baa3	4,022,604
5,840	Federal Realty Investment Trust, (3)	5.000%	Baa1	154,118
160,643	Kimco Realty Corp	5.250%	Baa2	4,229,730
5,256	Mid-America Apartment Communities Inc	8.500%	BBB-	333,756
179,880	Monmouth Real Estate Investment Corp	6.125%	N/R	4,572,550
41,286	National Retail Properties Inc	5.200%	Baa2	1,056,922
48,650	National Storage Affiliates Trust	6.000%	N/R	1,285,333
112,006	Pebblebrook Hotel Trust	6.500%	N/R	2,812,471
124,161	Pebblebrook Hotel Trust	6.375%	N/R	3,060,569
158,534	Pebblebrook Hotel Trust	6.300%	N/R	3,844,449

Shares	Description (1)	Coupon	Ratings (5)	Value
	Equity Real Estate Investment Trust (continued)
193	PS Business Parks Inc	5.250%	BBB	$5,035
118,477	PS Business Parks Inc	5.200%	BBB	3,115,945
285,335	PS Business Parks Inc	4.875%	BBB	7,567,084
111,541	Public Storage	4.875%	A3	2,987,068
526	Public Storage	4.750%	A3	14,433
85,373	Public Storage	4.625%	A3	2,293,119
4,035	QTS Realty Trust Inc	7.125%	B-	112,819
188,077	Rexford Industrial Realty Inc	5.625%	BB+	4,950,187
58,356	Saul Centers Inc	6.125%	N/R	1,499,166
83,618	Saul Centers Inc	6.000%	N/R	2,165,706
116,483	SITE Centers Corp	6.375%	BB+	3,005,261
31,510	SL Green Realty Corp	6.500%	Ba1	813,588
33,295	Summit Hotel Properties Inc	6.450%	N/R	840,366
146,658	Summit Hotel Properties Inc, (3)	6.250%	N/R	3,600,454
33,403	Sunstone Hotel Investors Inc	6.950%	N/R	845,096
153,724	Sunstone Hotel Investors Inc	6.450%	N/R	3,889,217
143,421	UMH Properties Inc	6.750%	N/R	3,674,446
96,115	Urstadt Biddle Properties Inc	6.250%	N/R	2,422,098
98,906	Urstadt Biddle Properties Inc	5.875%	N/R	2,448,913
33,493	Vornado Realty Trust	5.700%	Baa3	845,363
307,871	Vornado Realty Trust	5.250%	Baa3	7,810,687
183,081	Vornado Realty Trust	5.250%	Baa3	4,694,197
	Total Equity Real Estate Investment Trust			128,448,553
	Gas Utilities – 0.5%
216,218	South Jersey Industries Inc	5.625%	BB+	5,517,883
66,735	Spire Inc	5.900%	BBB	1,831,209
	Total Gas Utilities			7,349,092
	Independent Power & Renewable Electricity Producers – 0.5%
106,515	Brookfield Renewable Partners LP	5.750%	BBB-	2,160,474
181,853	Brookfield Renewable Partners LP	5.250%	BBB-	4,740,907
	Total Independent Power & Renewable Electricity Producers			6,901,381
	Multi-Utilities – 2.2%
67,574	Algonquin Power & Utilities Corp	6.200%	BB+	1,853,555
214,616	Brookfield Infrastructure Partners LP	5.350%	BBB-	4,320,669
202,290	Brookfield Infrastructure Partners LP, (3)	5.125%	BBB-	5,174,578
62,473	Brookfield Infrastructure Partners LP	5.000%	BBB-	1,576,194
106,370	CMS Energy Corp	5.875%	Baa2	2,889,009
156,118	Dominion Energy Inc, (3)	5.250%	BBB-	3,988,815
143,128	DTE Energy Co, (3)	5.375%	BBB-	3,648,333

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Multi-Utilities (continued)
6,516	DTE Energy Co	5.250%	BBB-	$170,003
66,552	NiSource Inc	6.500%	BBB-	1,854,804
294,943	Sempra Energy	5.750%	BBB-	8,040,146
	Total Multi-Utilities			33,516,106
	Oil, Gas & Consumable Fuels – 0.1%
43,602	NuStar Energy LP	7.625%	B2	910,410
	Real Estate Management & Development – 1.2%
185,210	Brookfield Property Partners LP	6.375%	BB+	4,761,749
203,363	Brookfield Property Partners LP, (3)	6.500%	BB+	5,267,102
220,769	Brookfield Property Partners LP	5.750%	BB+	5,481,694
117,266	Landmark Infrastructure Partners LP	7.900%	N/R	2,997,319
	Total Real Estate Management & Development			18,507,864
	Trading Companies & Distributors – 0.1%
70,500	Fortress Transportation and Infrastructure Investors LLC, (4)	8.250%	N/R	1,779,420
	Total $25 Par (or similar) Retail Preferred (cost $217,879,655)			230,514,037

Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 15.1%
	Air Freight & Logistics – 0.1%
$1,675	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	$1,729,438
	Auto Components – 0.1%
1,450	NESCO Holdings II Inc, 144A, (WI/DD, Settling 4/01/21)	5.500%	4/15/29	B	1,487,410
	Chemicals – 0.0%
500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A, (3)	11.000%	4/15/25	B-	525,000
	Commercial Services & Supplies – 0.2%
1,000	GFL Environmental Inc, 144A	4.250%	6/01/25	BB-	1,030,000
200	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	210,750
1,300	GFL Environmental Inc, 144A	3.500%	9/01/28	BB-	1,261,000
550	Stericycle Inc, 144A	3.875%	1/15/29	BB	543,125
	Total Commercial Services & Supplies				3,044,875
	Communications Equipment – 0.3%
650	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	682,630
780	Viasat Inc, 144A	5.625%	9/15/25	BB-	792,839

Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Communications Equipment (continued)
$3,325	Viasat Inc, 144A	6.500%	7/15/28	BB-	$3,501,424
	Total Communications Equipment				4,976,893
	Construction & Engineering – 0.3%
1,800	GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	1,835,908
1,500	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B2	1,612,500
998	International Airport Finance SA, 144A	12.000%	3/15/33	B-	966,506
	Total Construction & Engineering				4,414,914
	Diversified Financial Services – 0.5%
1,223	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	1,366,462
975	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B+	975,292
1,815	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,898,944
17,061 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	3,185,733
	Total Diversified Financial Services				7,426,431
	Diversified Telecommunication Services – 0.6%
1,325	Altice France SA/France, 144A	5.500%	1/15/28	B	1,357,781
1,670	Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	1,718,714
2,750	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	2,781,102
1,750	QualityTech LP / QTS Finance Corp, 144A	3.875%	10/01/28	BB	1,741,250
2,000	Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	1,965,000
	Total Diversified Telecommunication Services				9,563,847
	Electric Utilities – 1.5%
1,810	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	2,072,595
1,925	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	2,120,869
386	Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB-	398,128
650	AES Panama Generation Holdings SRL, 144A	4.375%	5/31/30	Baa3	672,555
1,500	Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	1,531,950
2,325	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	2,230,558
1,200	Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa2	1,317,000
5,700,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	1,583,773
1,600	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,621,616
1,500	Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba3	1,498,425
1,185	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,381,817
2,175	Pacific Gas and Electric Co	3.300%	8/01/40	BBB-	1,968,635
1,155	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	1,173,769
3,050	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	3,166,845
	Total Electric Utilities				22,738,535

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Energy Equipment & Services – 0.2%
$850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	$863,430
1,750	Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	1,671,357
	Total Energy Equipment & Services				2,534,787
	Equity Real Estate Investment Trust – 2.4%
2,750	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	2,831,125
1,250	Diversified Healthcare Trust	4.375%	3/01/31	BB	1,220,100
3,075	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB-	3,177,936
1,300	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,251,250
1,475	Host Hotels & Resorts LP	3.500%	9/15/30	BBB-	1,480,836
1,535	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	1,594,481
800	Iron Mountain Inc, 144A	4.500%	2/15/31	BB-	790,880
4,250	iStar Inc	4.750%	10/01/24	BB	4,421,721
1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	1,653,653
3,375	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB-	3,311,955
1,800	Retail Properties of America Inc	4.750%	9/15/30	BBB-	1,905,160
2,450	RHP Hotel Properties LP / RHP Finance Corp, 144A	4.500%	2/15/29	B1	2,459,726
2,830	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	2,944,473
700	Starwood Property Trust Inc, 144A	5.500%	11/01/23	Ba3	731,500
1,500	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	1,621,118
1,525	VICI Properties LP / VICI Note Co Inc, 144A	4.250%	12/01/26	BB	1,560,205
975	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	1,011,426
2,625	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	2,647,837
	Total Equity Real Estate Investment Trust				36,615,382
	Gas Utilities – 0.5%
2,100	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B-	2,100,000
2,550	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB-	2,655,213
2,915	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	3,031,600
	Total Gas Utilities				7,786,813
	Health Care Providers & Services – 0.7%
1,825	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC-	1,910,538
950	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	B	928,055
1,200	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	Ba3	1,297,500
1,675	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,649,875
750	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB-	809,752

Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Health Care Providers & Services (continued)
$3,925	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	$4,096,719
	Total Health Care Providers & Services				10,692,439
	Hotels, Restaurants & Leisure – 0.6%
575	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	605,211
3,000	Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	3,000,000
3,700	Hilton Domestic Operating Co Inc, 144A	3.625%	2/15/32	BB	3,591,220
750	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	791,025
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,753,816
	Total Hotels, Restaurants & Leisure				9,741,272
	Independent Power & Renewable Electricity Producers – 0.9%
1,685	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba2	1,718,700
878	Calpine Corp, 144A	5.250%	6/01/26	BB+	902,804
4,200	Calpine Corp, 144A	3.750%	3/01/31	BB+	4,003,020
1,170	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	1,217,256
1,300	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	Ba3	1,278,888
1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,597,500
1,500	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	1,518,750
1,020	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	1,027,660
	Total Independent Power & Renewable Electricity Producers				13,264,578
	Media – 0.6%
1,775	Altice Financing SA, 144A	5.000%	1/15/28	B	1,752,697
200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	198,000
4,600	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	5/01/32	BB	4,657,500
1,900	Lamar Media Corp	3.750%	2/15/28	BB-	1,897,625
	Total Media				8,505,822
	Mortgage Real Estate Investment Trust – 0.1%
1,720	Starwood Property Trust Inc	4.750%	3/15/25	Ba3	1,785,842
	Oil, Gas & Consumable Fuels – 2.8%
1,800	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	B	1,935,936
500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	496,305
2,235	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	2,195,887
424	Energean Israel Finance Ltd	5.375%	3/30/28	Ba3	428,704

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Oil, Gas & Consumable Fuels (continued)
$200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	$193,396
4,110	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	4,305,225
1,215	EQM Midstream Partners LP	5.500%	7/15/28	BB	1,275,434
1,300	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	1,261,000
2,320	Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	2,447,600
1,425	Leviathan Bond Ltd, Reg S, 144A	6.750%	6/30/30	BB	1,566,054
2,875	M/I Homes Inc	4.950%	2/01/28	BB-	2,977,422
1,750	New Fortress Energy Inc, 144A, (WI/DD, Settling 4/12/21)	6.500%	9/30/26	BB-	1,763,125
1,350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,387,125
675	NuStar Logistics LP	6.375%	10/01/30	BB-	729,844
300	Oleoducto Central SA, 144A	4.000%	7/14/27	BBB-	316,953
2,000	ONEOK Inc	6.350%	1/15/31	BBB	2,511,208
3,668 CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	2,825,793
1,200	Peru LNG Srl, 144A	5.375%	3/22/30	BB-	1,075,512
1,250	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	1,273,032
275	Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	279,537
3,000	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	3,139,890
600	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.000%	1/15/32	BB	564,312
3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	3,030,075
600	Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	CCC+	518,652
1,325	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	1,364,750
1,675	Western Midstream Operating LP	5.050%	2/01/30	BB	1,818,849
	Total Oil, Gas & Consumable Fuels				41,681,620
	Real Estate Management & Development – 0.9%
1,225	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	1,197,707
1,300	Howard Hughes Corp, 144A	4.375%	2/01/31	BB	1,273,188
2,700	Hunt Cos Inc, 144A, (WI/DD, Settling 4/09/21)	5.250%	4/15/29	BB-	2,700,000
1,675	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,695,937
3,250	Kennedy-Wilson Inc, (3)	5.000%	3/01/31	BB	3,291,437
2,775 EUR	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB-	3,384,400
600	RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB-	600,684
	Total Real Estate Management & Development				14,143,353
	Road & Rail – 0.3%
525	ENA Master Trust, 144A	4.000%	5/19/48	BBB	532,875
1,700	Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	1,793,967

Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Road & Rail (continued)
$1,700	Transnet SOC Ltd, 144A	4.000%	7/26/22	Ba2	$1,729,087
	Total Road & Rail				4,055,929
	Specialty Retail – 0.3%
2,025	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.375%	4/01/26	B-	2,011,433
2,225	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.875%	4/01/29	B-	2,194,962
700	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	707,140
	Total Specialty Retail				4,913,535
	Trading Companies & Distributors – 0.2%
2,430	Fortress Transportation and Infrastructure Investors LLC, 144A	6.500%	10/01/25	Ba3	2,539,350
	Transportation Infrastructure – 0.8%
1,400	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,477,056
1,635	Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BB+	1,723,703
2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	2,929,425
1,139	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	1,139,819
1,700	DP World PLC, 144A	5.625%	9/25/48	Baa3	1,991,125
10,692 MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	Baa1	535,891
1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB	1,894,500
	Total Transportation Infrastructure				11,691,519
	Wireless Telecommunication Services – 0.2%
2,225	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,465,522
	Total Corporate Bonds (cost $224,244,802)				228,325,106

Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.4%
	Diversified Financial Services – 0.3%
$360	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$388,462
4,067	Transcanada Trust, (3)	5.625%	5/20/75	BBB	4,311,020
	Total Diversified Financial Services				4,699,482
	Electric Utilities – 3.3%
3,625	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	3,684,512
1,870	ComEd Financing III	6.350%	3/15/33	Baa2	2,170,088
6,360	Duke Energy Corp	4.875%	N/A	BBB-(7)	6,719,340
4,390	Edison International	5.375%	N/A	BB+(7)	4,450,582
2,200 GBP	Electricite de France SA, Reg S	5.875%	7/22/69	BBB	3,410,468
8,835	Emera Inc, (3)	6.750%	6/15/76	BB+	10,041,066

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)(6)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Electric Utilities (continued)
$5,740	Enel SpA, 144A	8.750%	9/24/73	BBB	$6,672,750
3,265	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	3,531,433
4,190	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	4,773,471
1,990	Southern Co	4.000%	1/15/51	BBB	2,099,947
1,515	SSE PLC, Reg S	4.750%	9/16/77	BBB-	1,569,767
	Total Electric Utilities				49,123,424
	Marine – 0.1%
2,195	Royal Capital BV, Reg S	4.875%	11/05/69	N/R	2,271,825
	Multi-Utilities – 2.2%
8,200	CenterPoint Energy Inc	6.125%	N/A	BBB-(7)	8,589,500
2,670	CMS Energy Corp	4.750%	6/01/50	Baa2	2,883,600
2,515	Dominion Energy Inc	5.750%	10/01/54	BBB-	2,724,584
3,185	Dominion Energy Inc	4.650%	N/A	BBB-(7)	3,353,168
1,950	NiSource Inc	5.650%	N/A	BBB-(7)	2,013,375
4,746	RWE AG, Reg S	6.625%	7/30/75	BBB-	5,481,763
7,295	Sempra Energy	4.875%	N/A	BBB-(7)	7,805,650
	Total Multi-Utilities				32,851,640
	Oil, Gas & Consumable Fuels – 3.8%
9,987	Enbridge Inc	6.000%	1/15/77	BBB-	10,661,122
11,379	Enbridge Inc	5.500%	7/15/77	BBB-	11,590,991
4,057	Enbridge Inc	6.250%	3/01/78	BBB-	4,247,282
3,700	Enbridge Inc	5.750%	7/15/80	BBB-	3,959,000
3,548	Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (8)	3.223%	11/01/66	Ba1	2,465,860
7,301	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	7,280,664
4,840	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	4,851,334
2,005 CAD	Inter Pipeline Ltd	6.625%	11/19/79	BB	1,667,244
2,315 CAD	Keyera Corp	5.950%	3/10/81	BB	1,846,732
5,600	Transcanada Trust	5.875%	8/15/76	BBB	6,104,000
3,265	Transcanada Trust	5.500%	9/15/79	BBB	3,489,469
	Total Oil, Gas & Consumable Fuels				58,163,698
	Real Estate Management & Development – 0.5%
5,750	AT Securities BV, Reg S	5.250%	7/21/69	BBB-	6,044,688
1,250 SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	4/05/69	N/R	899,441
	Total Real Estate Management & Development				6,944,129
	Road & Rail – 0.2%
2,895	BNSF Funding Trust I	6.613%	12/15/55	A-	3,317,114
	Total $1,000 Par (or similar) Institutional Preferred (cost $147,578,581)				157,371,312

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 7.4%
	Commercial Services & Supplies – 0.3%
62,939	GFL Environmental Inc	6.000%	N/R	$5,133,934
	Electric Utilities – 3.4%
178,378	American Electric Power Co Inc	6.125%	BBB	8,608,522
110,883	American Electric Power Co Inc	6.125%	BBB	5,417,743
154,975	NextEra Energy Inc	4.872%	A-	8,897,115
191,516	NextEra Energy Inc	5.279%	BBB	9,485,788
98,343	NextEra Energy Inc	6.219%	BBB	4,877,813
46,518	PG&E Corp	5.500%	N/R	5,307,704
157,471	Southern Co	6.750%	BBB	8,019,998
	Total Electric Utilities			50,614,683
	Equity Real Estate Investment Trust – 0.8%
25,056	Equity Commonwealth	6.500%	N/R	786,758
22,418	Lexington Realty Trust	6.500%	N/R	1,262,582
49,971	QTS Realty Trust Inc	6.500%	B-	7,021,425
44,079	RPT Realty, (3)	7.250%	BB	2,393,049
	Total Equity Real Estate Investment Trust			11,463,814
	Gas Utilities – 0.5%
6,687	South Jersey Industries Inc	7.250%	N/R	257,450
50,677	South Jersey Industries Inc, (3)	8.750%	N/R	2,518,140
86,015	Spire Inc, (2)	7.500%	N/R	4,690,398
	Total Gas Utilities			7,465,988
	Independent Power & Renewable Electricity Producers – 0.3%
43,725	AES Corp	6.875%	BB	4,516,792
	Multi-Utilities – 2.0%
118,789	CenterPoint Energy Inc	7.000%	N/R	4,949,938
83,211	Dominion Energy Inc	7.250%	BBB-	8,224,575
255,421	DTE Energy Co	6.250%	BBB-	12,691,869
34,992	Sempra Energy	6.750%	N/R	3,662,263
	Total Multi-Utilities			29,528,645
	Water Utilities – 0.1%
41,326	Essential Utilities Inc	6.000%	N/R	2,363,434
	Total Convertible Preferred Securities (cost $104,082,566)			111,087,290

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.6%
1,260,622	Greencoat UK Wind PLC/Funds	$2,234,493
922,014	Keppel Infrastructure Trust, (2)	377,203
1,485,521	Renewables Infrastructure Group Ltd	2,494,462
1,235,906	Sequoia Economic Infrastructure Income Fund Ltd	1,775,264
1,949,003	Starwood European Real Estate Finance Ltd	2,273,112
	Total Investment Companies (cost $9,319,482)	9,154,534

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.6%
	Oil, Gas & Consumable Fuels – 0.4%
$8,055	Cheniere Energy Inc	4.250%	3/15/45	N/R	$6,580,759
	Real Estate Management & Development – 0.2%
2,365	Tricon Residential Inc, 144A	5.750%	3/31/22	N/R	2,483,250
$10,420	Total Convertible Bonds (cost $8,070,737)				9,064,009

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (5)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 0.6%
	Electric Utilities – 0.1%
$2,050	ExGen Renewables, Term Loan, First Lien	3.750%	3-Month LIBOR	2.750%	12/11/27	BB-	$2,054,987
	Health Care Providers & Services – 0.2%
2,805	Lifepoint Health, Inc., New Term Loan B	3.859%	1-Month LIBOR	3.750%	11/16/25	B1	2,802,175
	Real Estate Management & Development – 0.3%
3,890	GGP, Term Loan B	2.609%	1-Month LIBOR	2.500%	8/24/25	BB+	3,725,590
$8,745	Total Variable Rate Senior Loan Interests (cost $8,689,879)						8,582,752

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	ASSET-BACKED SECURITIES – 0.3%
$550	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (8)	4.106%	4/15/34	BB-	$550,164
1,265	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B-	1,275,369
405	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB-	364,489
560	GS Mortgage Securities Trust 2016-GS4	3.811%	11/10/49	A-	527,879
800	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (8)	2.856%	7/15/36	N/R	799,999

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
$1,300	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (8)	4.356%	7/15/36	N/R	$1,279,663
$4,880	Asset-Backed Securities (cost $4,772,415)				4,797,563

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Gas Utilities – 0.0%
2,391,290	Snam SpA, (11)	$2,804
	Total Common Stock Rights (cost $-)	2,804
	Total Long-Term Investments (cost $1,344,531,840)	1,471,475,535

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.1%
	MONEY MARKET FUNDS – 1.1%
16,877,996	State Street Navigator Securities Lending Government Money Market Portfolio, (12)	0.030% (13)	$16,877,995
	Total Investments Purchased with Collateral from Securities Lending (cost $16,877,995)		16,877,995

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.1%
	REPURCHASE AGREEMENTS – 4.1%
$60,876	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $60,876,410, collateralized by $60,156,800, U.S. Treasury Notes, 1.375%, due 1/31/25, value $60,093,970	0.000%	4/01/21	$60,876,410
	Total Short-Term Investments (cost $60,876,410)			60,876,410
	Total Investments (cost $1,422,286,245) – 102.8%			1,549,229,940
	Other Assets Less Liabilities – (2.8)% (14)			(41,927,212)
	Net Assets – 100%			$1,507,302,728

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(112)	06/21	$(14,665,000)	$(15,039,276)	$374,276	$28,000
U.S. Treasury Ultra Bond	(28)	06/21	(5,074,125)	(5,282,678)	208,553	32,375
U.S. Treasury Ultra 10-Year Note	(68)	06/21	(9,770,750)	(10,143,565)	372,815	23,375
Total			$(29,509,875)	$(30,465,519)	$955,644	$83,750

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$163,295,272	$193,779,267	$ —	$357,074,539
Real Estate Investment Trust Common Stocks	243,873,265	111,628,324	—	355,501,589
$25 Par (or similar) Retail Preferred	224,286,603	6,227,434	—	230,514,037
Corporate Bonds	—	228,325,106	—	228,325,106
$1,000 Par (or similar) Institutional Preferred	—	157,371,312	—	157,371,312
Convertible Preferred Securities	106,396,892	4,690,398	—	111,087,290
Investment Companies	9,154,534	—	—	9,154,534
Convertible Bonds	—	9,064,009	—	9,064,009
Variable Rate Senior Loan Interests	—	8,582,752	—	8,582,752
Asset-Backed Securities	—	4,797,563	—	4,797,563
Common Stock Rights	—	—	2,804	2,804
Investments Purchased with Collateral from Securities Lending	16,877,996	—	—	16,877,996
Short-Term Investments:
Repurchase Agreements	—	60,876,409	—	60,876,409
Investments in Derivatives:
Futures Contracts	955,644	—	—	955,644
Total	$764,840,206	$785,342,574	$2,804	$1,550,185,584

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16,338,290.
(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(7)	Perpetual security. Maturity date is not applicable.
(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(12)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(13)	The rate shown is the one-day yield as of the end of the reporting period.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
MXN	Mexican Peso
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.1%
	Diversified – 2.2%
191,776	Broadstone Net Lease Inc	$3,509,501
86,947	PS Business Parks Inc	13,440,267
636,699	VEREIT Inc	24,589,315
392,310	Washington Real Estate Investment Trust	8,670,051
32,637	WP Carey Inc	2,309,394
	Total Diversified	52,518,528
	Health Care – 9.4%
271,002	CareTrust REIT Inc	6,310,281
615,844	Global Medical REIT Inc	8,073,715
715,181	Healthcare Realty Trust Inc	21,684,288
237,183	Healthcare Trust of America Inc	6,541,507
460,686	Healthpeak Properties Inc	14,622,174
1,630,608	Medical Properties Trust Inc	34,699,338
356,352	Omega Healthcare Investors Inc	13,053,174
318,011	Physicians Realty Trust	5,619,254
496,811	Sabra Health Care REIT Inc	8,624,639
1,019	Universal Health Realty Income Trust	69,068
643,527	Ventas Inc	34,325,730
934,733	Welltower Inc	66,954,925
	Total Health Care	220,578,093
	Hotels – 4.9%
1,886,165	Apple Hospitality REIT Inc	27,481,424
219,392	DiamondRock Hospitality Co, (2)	2,259,738
1,037,541	Host Hotels & Resorts Inc, (2)	17,482,566
855,337	MGM Growth Properties LLC	27,901,093
303,971	Pebblebrook Hotel Trust	7,383,456
13,982	RLJ Lodging Trust	216,441
117,030	Ryman Hospitality Properties Inc, (2)	9,070,995
747,400	Summit Hotel Properties Inc, (2)	7,593,584
1,268,111	Sunstone Hotel Investors Inc, (2)	15,800,663
	Total Hotels	115,189,960
	Industrial – 14.8%
745,334	Americold Realty Trust	28,672,999
847,868	Duke Realty Corp	35,551,105

Shares	Description (1)	Value
	Industrial (continued)
74,983	EastGroup Properties Inc	$10,743,564
117,447	First Industrial Realty Trust Inc	5,377,898
15,667	Monmouth Real Estate Investment Corp	277,149
2,010,847	Prologis Inc	213,149,782
202,750	Rexford Industrial Realty Inc	10,218,600
542,883	STAG Industrial Inc	18,246,298
430,731	Terreno Realty Corp	24,883,330
	Total Industrial	347,120,725
	Office – 10.5%
420,341	Alexandria Real Estate Equities Inc	69,062,026
302,741	Boston Properties Inc	30,655,554
58,927	Columbia Property Trust Inc	1,007,652
629,272	Corporate Office Properties Trust	16,568,732
38,669	Cousins Properties Inc	1,366,949
924,228	Douglas Emmett Inc	29,020,759
518,189	Easterly Government Properties Inc	10,742,058
112,665	Highwoods Properties Inc	4,837,835
493,333	Hudson Pacific Properties Inc	13,384,124
643,629	JBG SMITH Properties	20,460,966
197,195	Kilroy Realty Corp	12,941,908
344,764	Mack-Cali Realty Corp	5,336,947
707,843	Paramount Group Inc	7,170,449
777,776	Piedmont Office Realty Trust Inc	13,509,969
193,902	Vornado Realty Trust	8,801,212
	Total Office	244,867,140
	Residential – 20.4%
536,128	American Campus Communities Inc	23,144,646
713,836	American Homes 4 Rent, Class A	23,799,292
121,424	Apartment Income REIT Corp	5,192,090
246,263	AvalonBay Communities Inc	45,437,986
410,990	BSR Real Estate Investment Trust	4,500,341
255,477	Camden Property Trust	28,079,477
102,912	Centerspace	6,998,016
592,244	Equity LifeStyle Properties Inc	37,690,408
717,353	Equity Residential	51,383,995
161,211	Essex Property Trust Inc	43,823,598
90,430	Independence Realty Trust Inc	1,374,536
1,778,951	Invitation Homes Inc	56,908,643
264,313	Mid-America Apartment Communities Inc	38,156,225
149,769	NexPoint Residential Trust Inc	6,902,853

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
306,664	Sun Communities Inc	$46,011,867
1,323,628	UDR Inc	58,054,324
	Total Residential	477,458,297
	Retail – 10.9%
233,871	Agree Realty Corp	15,741,857
734,522	Brixmor Property Group Inc	14,859,380
183,693	Federal Realty Investment Trust	18,635,655
1,409,207	Kimco Realty Corp	26,422,631
101,118	Kite Realty Group Trust	1,950,566
392,608	National Retail Properties Inc	17,302,235
78,288	NETSTREIT Corp	1,447,545
503,119	Realty Income Corp	31,948,057
508,463	Regency Centers Corp	28,834,937
130,334	RPT Realty	1,487,111
7,612	Saul Centers Inc	305,317
462,682	Simon Property Group Inc	52,639,331
1,024,545	SITE Centers Corp	13,892,830
216,821	Spirit Realty Capital Inc	9,214,893
348,316	Urban Edge Properties	5,754,180
175,048	Urstadt Biddle Properties Inc	2,914,549
476,001	Weingarten Realty Investors	12,809,187
	Total Retail	256,160,261
	Specialized – 25.0%
280,116	American Tower Corp	66,964,531
85,416	CoreSite Realty Corp	10,237,108
518,814	CubeSmart	19,626,734
349,639	CyrusOne Inc	23,677,553
376,507	Digital Realty Trust Inc	53,027,246
186,388	Equinix Inc	126,667,421
258,683	Extra Space Storage Inc	34,288,432
480,178	Four Corners Property Trust Inc	13,156,877
643,220	Gaming and Leisure Properties Inc	27,291,825
266,705	Life Storage Inc	22,923,295
38,978	National Storage Affiliates Trust	1,556,391
298,230	PotlatchDeltic Corp	15,782,332
386,073	Public Storage	95,267,373
175,684	QTS Realty Trust Inc, Class A	10,899,435
63,422	Rayonier Inc	2,045,359
75,616	SBA Communications Corp	20,987,221
1,029,103	VICI Properties Inc	29,061,869

Shares	Description (1)	Value
	Specialized (continued)
314,094	Weyerhaeuser Co	$11,181,746
	Total Specialized	584,642,748
	Total Real Estate Investment Trust Common Stocks (cost $1,682,796,198)	2,298,535,752

Shares	Description (1)	Value
	COMMON STOCKS – 0.9%
	Hotels, Restaurants & Leisure – 0.5%
94,684	Hilton Worldwide Holdings Inc, (2)	$11,449,189
	Household Durables – 0.3%
121,283	PulteGroup Inc	6,360,081
	Real Estate Management & Development – 0.1%
173,091	Kennedy-Wilson Holdings Inc	3,498,169
	Total Common Stocks (cost $19,132,686)	21,307,439
	Total Long-Term Investments (cost $1,701,928,884)	2,319,843,191

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$49,601	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $49,600,580, collateralized by $50,586,700, U.S. Treasury Notes, 1.375%, due 1/31/25, value $50,592,619	0.000%	4/01/21	$49,600,581
	Total Short-Term Investments (cost $49,600,581)			49,600,581
	Total Investments (cost $1,751,529,465) – 101.1%			2,369,443,772
	Other Assets Less Liabilities – (1.1)%			(25,341,483)
	Net Assets – 100%			$2,344,102,289

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$2,298,535,752	$ —	$ —	$2,298,535,752
Common Stocks	21,307,439	—	—	21,307,439
Short-Term Investments:
Repurchase Agreements	—	49,600,581	—	49,600,581
Total	$2,319,843,191	$49,600,581	$ —	$2,369,443,772

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT	Real Estate Investment Trust